INVESTMENT SECURITIES - Investment assets in debt securities through OCI pledged as collateral (Details) - Debt securities - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	$ 4,198,537
Debt securities, available-for-sale		$ 3,115,459
Pledged in money market operations
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	3,558,237
Debt securities, available-for-sale		2,586,894
Pledged in money market operations | Securities issued by foreign Governments
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	202,300
Debt securities, available-for-sale		148,816
Pledged in money market operations | Securities issued or secured by Colombian Government
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	3,195,548
Debt securities, available-for-sale		2,215,568
Pledged in money market operations | Securities issued by other colombian government entities
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	63,605
Debt securities, available-for-sale		133,701
Pledged in money market operations | Securities issued or secured by other financial entities
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	57,182
Debt securities, available-for-sale		38,536
Pledged in money market operations | Securities issued by others
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	39,602
Debt securities, available-for-sale		50,273
Pledged as derivative collateral instruments
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	1,087
Debt securities, available-for-sale		77,736
Pledged as derivative collateral instruments | Securities issued or secured by Colombian Government
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	1,087
Debt securities, available-for-sale		77,736
Pledged as collateral to special entities such as CRCC, BR and BVC
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	471,579
Debt securities, available-for-sale		291,878
Pledged as collateral to special entities such as CRCC, BR and BVC | Securities issued or secured by Colombian Government
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	471,579
Debt securities, available-for-sale		291,878
Other collaterals
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	167,634
Debt securities, available-for-sale		158,951
Other collaterals | Securities issued or secured by central banks
Disclosure Of Investment Securities [Line items]
FVOCI Debt securities	$ 167,634
Debt securities, available-for-sale		$ 158,951